Employee Stock Options	12 Months Ended
Dec. 31, 2014
Employee Stock Options [Abstract]
Employee Stock Options

14. Employee Stock Options

In January 2014, and prior to the Merger, the Board of Directors and a majority of the stockholders adopted the 2014 Equity Incentive Plan (the “2014 Plan”) that allows for the issuance of 14,410,000 shares of common stock. Options previously issued under the 2007 Equity Incentive Plan totaling 7,602,408 shares of our common stock were converted into options to purchase shares of the Company's common stock under the 2014 Plan. Under the terms of the 2014 Plan, the Board of Directors may award stock, options, or similar rights having either a fixed or variable price related to the fair market value of the shares and with an exercise or conversion privilege related to the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions, or any other security with the value derived from the value of the shares. Such awards include stock options, restricted stock, restricted stock units, stock appreciation rights and dividend equivalent rights.

The Board of Directors may grant stock options under the 2014 Plan at a price of not less than 100% of the fair market value of our common stock on the date the option is granted. Incentive stock options granted to employees who, on the date of grant, own stock representing more than 10% of the voting power of all of our classes of stock are granted at an exercise price of not less than 110% of the fair market value of our common stock. The maximum term of these incentive stock options, granted to employees who own stock possessing more than 10% of the voting power of all classes of the our stock, may not exceed five years. The maximum term of an incentive stock option granted to any other participant may not exceed ten years. Subject to the limitations discussed above, the Board of Directors determines the term and exercise or purchase price of other awards granted under the 2014 Plan. The Board of Directors also determines the terms and conditions of awards, including the vesting schedule and any forfeiture provisions. Awards under the 2014 Equity Incentive Plan may vest upon the passage of time, generally four years, or upon the attainment of certain performance criteria established by the Board of Directors. We may from time to time grant options to purchase common stock to non-employees for advisory and consulting services. Pursuant to ASC 505-50, Equity-Based Payments to Non-Employees, we periodically re-measure the fair value of these stock options using the Black-Scholes option pricing model and recognize expense ratably over the vesting period of each stock option award. Upon exercise of an option, it is the Company's policy to issue new shares of common stock.

Stock compensation is included in the Consolidated Statements of Operations in general and administrative, research and development or sales and marketing expenses, depending upon the nature of services provided. Stock-based compensation expense charged to operations for options for both employees and non-employees is as follows:

	Years ended December 31,
	2014	2013	2012
Sales and marketing	$345	$111	$92
Research and development	180	74	69
General and administrative	618	206	172
	$1,143	$391	$333

The following table summarizes stock option activity under the Company's 2014 Plan (without regard to the conversion ratio used in the Merger discussed in Note 3, The Merger, Offering and Other Related Transactions):

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
	Stock	Average	Contractual	Intrinsic
	Awards	Exercise Price	Life (Years)	Value
Balance as of December 31, 2013	7,555,324	$0.45
Options granted	5,007,191	$1.31
Options exercised	(397,976)	$0.30
Options forfeited	(1,127,650)	$1.07
Options cancelled	(245,808)	$0.42
Balance as of December 31, 2014	10,791,081	$0.79	7.39	$6,754
Vested and expected to vest at December 31, 2014	10,094,577	$0.77	7.27	$6,532
Exercisable as of December 31, 2014	5,136,036	$0.46	5.60	$4,651

During the year ended December 31, 2014, the Company granted a performance based option grant of 500,000 shares to a non-employee. Under the terms of the grant, 100,000 shares vest upon signing of a binding memorandum of understanding with a prospective business partner and 400,000 shares vest over four years once the non-employee becomes an employee. As of December 31, 2014 no binding memorandum of understanding has been executed nor has the non-employee become and employee. As the likelihood of attaining the two stated criteria are unknown, no stock compensation was recognized in regards to this option grant for the year ended December 31, 2014.

The weighted-average grant-date fair value of options granted in 2014 was $0.99 and the total fair value of shares vested during the year was $840.

Shares available for grant activity under the 2014 Plan is as follows for the year ended December 31, 2014:

Shares Available
for Grant
Shares authorized	14,410,000
Conversion of prior plan shares	(7,602,408)
Grants made after Merger	(4,870,050)
Options forfeited	1,127,650
Options cancelled	245,808
Total shares available	3,311,000

As of December 31, 2014, total unrecognized compensation cost related to unvested stock options was $2,777. This amount is expected to be recognized as stock-based compensation expense in the Company's Consolidated Statements of Operations over the remaining weighted average vesting period of 2.73 years.

The intrinsic value of exercised stock options is calculated based on the difference between the exercise price and the quoted market price of the Company's common stock as of the close of the exercise date. The total intrinsic value of the options exercised during the year ended December 31, 2014, the sole year the Company's stock was publicly traded, was $495 for which the Company received $102 in cash.

Due to a decline in the Company's stock price following the Merger, options representing 857,000 shares of common stock that were granted to 14 employees with original per share exercise prices ranging from $3.57 to $6.50 were modified to a per share exercise price of $2.19. The modification resulted in an incremental compensation cost of $411 that will be recognized over the respective service periods of the original grant.

The following table summarizes information about stock options outstanding as of December 31, 2014:

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number of	Contractual Life	Exercise	Number of	Exercise
Prices	Shares	(Years)	Price	Shares	Price
$0.04 - $0.07	870,611	3.71	$0.05	870,611	$0.05
$0.39 - $1.00	7,633,920	7.13	$0.65	4,228,987	$0.53
$1.06 - $2.19	2,286,550	9.68	$1.55	36,438	$2.02
	10,791,081	7.39	$0.79	5,136,036	$0.46

The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions and fair value per share:

Years ended December 31,
	2014	2013	2012

Dividend yield	—	—	—
Risk-free interest rate	0.97% - 2.61%	0.83% - 1.93%	1.20% - 2.49%
Expected term (in years)	3-10	5-6	5-6
Volatility	66% - 75%	65% - 71%	65% - 67%